Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	Prudential World Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000741350
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2022
Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2022
Prospectus Date	rr_ProspectusDate	Dec. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Quant Solutions International Equity Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJRAX
PGIM Quant Solutions International Equity Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJIZX
PGIM Quant Solutions International Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJRQX
PGIM Jennison Global Opportunities Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRJAX
PGIM Jennison Global Opportunities Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRJZX
PGIM Jennison Global Opportunities Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRJBX
PGIM Jennison Global Opportunities Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRJDX
PGIM Jennison Global Opportunities Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRJQX
PGIM Jennison International Opportunities Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWJAX
PGIM Jennison International Opportunities Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWJRX
PGIM Jennison International Opportunities Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWJZX
PGIM Jennison International Opportunities Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWJBX
PGIM Jennison International Opportunities Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWJDX
PGIM Jennison International Opportunities Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWJQX
PGIM Jennison Emerging Markets Equity Opportunities Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDEAX
PGIM Jennison Emerging Markets Equity Opportunities Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDEZX
PGIM Jennison Emerging Markets Equity Opportunities Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDEQX